Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	IN8bio, Inc.
Entity Central Index Key	0001740279
Entity Emerging Growth Company	true
Entity File Number	001-39692
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-5462585
Entity Address, Address Line One	350 5th Avenue, Suite 5330
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	646
Local Phone Number	600-6438
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	INAB
Security Exchange Name	NASDAQ